Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000000818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Accumulated Value		$ 10,000		$ 10,034	$ 10,097	$ 10,969	$ 11,257	$ 11,676	$ 10,604	$ 10,779	$ 11,498	$ 11,367	$ 12,015
C000130452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y
Accumulated Value		1,000,000		1,004,607	1,013,020	1,101,229	1,131,157	1,172,952	1,066,458	1,084,398	1,157,174	1,145,445	1,212,200
C000073398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value		10,000		10,029	10,101	10,976	11,267	11,682	10,621	10,797	11,518	11,398	12,059
C000000817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Deferred Sales Charge - 1.00%
Accumulated Value		10,000		9,936	9,901	10,652	10,826	11,121	10,009	10,073	10,636	10,417	10,909
C000000815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Sales Charge - 4.50%
Accumulated Value		9,548		9,559	9,597	10,401	10,651	11,023	9,989	10,138	10,787	10,648	11,235
C000046743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Sales Charge - 4.50%
Accumulated Value		9,550		9,718	10,310	11,077	10,998	12,105	10,473	10,262	11,251	10,745	11,575
C000046744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			with Maximum Deferred Sales Charge - 1.00%
Accumulated Value		10,000		10,099	10,634	11,339	11,163	12,194	10,475	10,174	11,068	10,497	11,209
C000073399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
Accumulated Value		10,000		10,200	10,850	11,686	11,629	12,821	11,123	10,922	12,004	11,501	12,410
C000130453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Y
Accumulated Value		1,000,000		1,020,326	1,085,272	1,168,785	1,163,327	1,283,775	1,114,383	1,093,694	1,202,251	1,152,017	1,243,900
C000007813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
Accumulated Value		10,000		10,188	10,825	11,646	11,571	12,757	11,057	10,846	11,910	11,388	12,286
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Municipal Bond Index
Accumulated Value		10,000		10,088	10,137	11,021	11,379	11,765	10,750	10,933	11,599	11,608	12,085
Bloomberg U S Municipal Bond C000130452 Index [Member]
Account Value [Line Items]
Accumulated Value		1,000,000		1,008,800	1,013,743	1,102,142	1,137,851	1,176,538	1,075,003	1,093,278	1,159,858	1,160,786	1,208,500
Bloomberg Municipal Bond High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond High Yield Index
Accumulated Value	[1]	10,000		10,225	10,860	11,925	12,040	13,505	12,146	12,210	13,721	13,515	14,416
Bloomberg Municipal Bond High Yield C000130453 Index [Member]
Account Value [Line Items]
Accumulated Value	[2]	$ 1,000,000		$ 1,022,500	$ 1,085,997	$ 1,192,534	$ 1,203,982	$ 1,350,507	$ 1,214,646	$ 1,220,962	$ 1,372,117	$ 1,351,535	$ 1,441,600

[1]
Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.

[2]	Effective December 31, 2025, the Fund has added the Index as a style-specific benchmark. The Index measures the performance of the U.S. municipal tax-exempt non-investment grade bond market, while the broad-based securities market benchmark, Bloomberg U.S. Municipal Bond Index, covers the U.S. dollar-denominated long-term tax-exempt bond market. BNY Mellon Investment Adviser, Inc. believes that the addition of the Index will provide a more accurate representation of the Fund’s risk/return potential.